Schedule of Fair Value Warrant Liabilities (Details) - Fair Value, Recurring [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance	$ 2,414,100
Change in valuation inputs or other assumptions	(2,412,198)
Fair value of warrants, Ending balance	1,902
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance	4,655,200
Change in valuation inputs or other assumptions	(4,287,200)
Fair value of warrants, Ending balance	368,000
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance	7,069,300
Change in valuation inputs or other assumptions	(6,699,398)
Fair value of warrants, Ending balance	369,902
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance	2,414,100
Change in valuation inputs or other assumptions	(2,412,198)
Fair value of warrants, Ending balance	1,902
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance
Change in valuation inputs or other assumptions
Fair value of warrants, Ending balance
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants, beginning balance	2,414,100
Change in valuation inputs or other assumptions	(2,412,198)
Fair value of warrants, Ending balance	$ 1,902